Commitments and Contingencies - Schedule of Plans and Related Expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies - Schedule of Plans and Related Expenses (Details) [Line Items]
Year expense	S/ 1,180	S/ 1,199	S/ 1,109
Rioja [Member]
Commitments and Contingencies - Schedule of Plans and Related Expenses (Details) [Line Items]
Resource	Limestone
Resolution Number	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM
Year of approval	2014
Program approved	EIA
Year expense	S/ 851	879	810
Tembladera [Member]
Commitments and Contingencies - Schedule of Plans and Related Expenses (Details) [Line Items]
Resource	Limestone
Resolution Number	RD304-18-PRODUCE/DVMYPE-I/DIGGAM
Year of approval	2018
Program approved	PAMA
Year expense	S/ 329	S/ 320	S/ 299